MAINSTAY FUNDS TRUST

MainStay Balanced Fund

MainStay Indexed Bond Fund
(the “Funds” )

Supplement dated November 6, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, George Cherpelis will no longer serve as a portfolio manager of the Funds. All references to Mr. Cherpelis are deleted in their entirety. Also effective immediately, Kenneth Sommer is a portfolio manager of the Funds.

1.	In the section of the Prospectus entitled “Know With Whom You Are Investing,” the subsection entitled “Portfolio Manager Biographies,” is amended to add the following:

Kenneth Sommer	Mr. Sommer is a Senior Director at the Fixed Income Investors division within NYL Investors LLC and has been a portfolio manager for MainStay Balanced Fund and MainStay Indexed Bond Fund since November 2017. Mr. Sommer joined New York Life Investments in 2005 and has 15 years of investment experience. Prior to joining New York Life Investments, Mr. Sommer was an investment analyst at MetLife Investments. Mr. Sommer received a BS from Binghamton University and an M.B.A. from Fordham University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY FUNDS TRUST

MainStay Balanced Fund

MainStay Indexed Bond Fund
(the “Funds” )

Supplement dated November 6, 2017 (“Supplement”) to the
Statement of Additional Information dated February 28, 2017, as supplemented (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

Effective immediately, George Cherpelis will no longer serve as a portfolio manager of the Funds. All references to Mr. Cherpelis are deleted in their entirety. Also effective immediately, Kenneth Sommer is a portfolio manager of the Funds.

1.	The table beginning on page 95 is amended to add the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Kenneth Sommer*	MainStay Balanced Fund and MainStay Indexed Bond Fund	3 $1,088,278,219	5 $3,780,308,364	20 $11,522,781,973	0	0	0

* The information presented for Mr. Sommer is as of August 31, 2017.

2.	The table beginning on page 99 is amended to add the following :

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Kenneth Sommer *	None	$0	$0	$0

* The information presented for Mr. Sommer is as of August 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE